Indebtedness (Details) $ in Thousands, $ in Millions						1 Months Ended	12 Months Ended
	Dec. 06, 2019 USD ($)	Dec. 06, 2019 CAD ($)	Dec. 06, 2019 USD ($)	Oct. 11, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Apr. 27, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)	Apr. 27, 2021 USD ($)	Dec. 06, 2019 USD ($)
Indebtedness (Details) [Line Items]
Debt issue costs							$ 6,834				$ 28,082
Description of notes							The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors.	The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors.
Senior secured credit facilities														$ 1,908.5
Interest rate on borrowing							2.04%					2.04%
Issued							$ 42,851		155,698
Total balance							$ 3,792,597		3,187,152
Average effective tax in percentage							5.79%	5.79%
Deferred financing costs											$ 151,919
6.5% Senior Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs				$ 7,400
Borrowings maturity date, description				which mature in October 2027	which mature in October 2027
Description of notes				The Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Notes are governed by the Senior Notes Indenture. With the proceeds from the Senior Notes offering, along with available cash on hand, all outstanding amounts, including redemption premium and discounted interest to November 15, 2019, were repaid on October 11, 2019, on the US$500 million 8.875% Senior Notes. Any unamortized deferred financing costs and prepayment options were written off upon repayment of the 8.875% Senior Notes.	The Senior Notes are structurally subordinated to Telesat Canada’s existing and future secured indebtedness, including obligations under its Senior Secured Credit Facilities and Senior Secured Notes. The Senior Notes are governed by the Senior Notes Indenture. With the proceeds from the Senior Notes offering, along with available cash on hand, all outstanding amounts, including redemption premium and discounted interest to November 15, 2019, were repaid on October 11, 2019, on the US$500 million 8.875% Senior Notes. Any unamortized deferred financing costs and prepayment options were written off upon repayment of the 8.875% Senior Notes.
Due date description							The Senior Notes are due in October 2027 and were entered into on October 11, 2019.	The Senior Notes are due in October 2027 and were entered into on October 11, 2019.
Total balance												$ 550.0
4.875% Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs	$ 400.0
Description of notes							The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness.	The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness.
Due date description							The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019.	The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019.
Total balance												400.0
5.625% Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs						$ 6,800
Description of notes						The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021,	The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.	The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.
Increase to indebtedness							$ 1,900
Due date description							The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021.	The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021.
Total balance												500.0
Indenture agreement							The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $1.7 million as at December 31, 2021.	The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $1.7 million as at December 31, 2021.
Telesat LLC [Member]
Indebtedness (Details) [Line Items]
Issued													$ 500.0
Borrowing maturity date						Dec. 06, 2026
Private Placement [Member]
Indebtedness (Details) [Line Items]
Debt issue costs			$ 400.0		$ 550.0
Interest rate on notes		4.875%	4.875%	6.50%	6.50%
Borrowings maturity date, description		which mature in June 2027	which mature in June 2027
Private Placement [Member] | 4.875% Senior Secured Notes [Member]
Indebtedness (Details) [Line Items]
Debt issue costs		$ 6,600
Description of notes		The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness.	The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness.
U.S. TLB Facility [Member]
Indebtedness (Details) [Line Items]
Borrowings description							On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities of US$1,908.5 million and revolving credit borrowings up to US$200.0 million (or Canadian dollar equivalent). The term loan facility matures in December 2026 while the revolving credit facility matures in December 2024. Debt issue costs of $16.0 million were incurred in connection with this amendment, inclusive of $1.3 million relating to the revolving credit facility. All obligations under the Credit Agreement are guaranteed by the Company and certain of Telesat Canada’s existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. As at December 31, 2021, the leverage ratio was 5.70:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2020 — 4.44:1.00, which was less than the maximum test ratio of 4.50:1.00).On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, at an interest rate of 4.875%, which mature in June 2027. Debt issue costs of $6.6 million were incurred in connection with the issuance of the Senior Secured Notes. The Senior Secured Notes are guaranteed by the Company and certain Guarantors. The Senior Secured Notes are governed by the Senior Secured Notes Indenture. The obligations under the Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.On April 27, 2021, Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing on December 6, 2026. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes. The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness.	On December 6, 2019, Telesat Canada entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities of US$1,908.5 million and revolving credit borrowings up to US$200.0 million (or Canadian dollar equivalent). The term loan facility matures in December 2026 while the revolving credit facility matures in December 2024. Debt issue costs of $16.0 million were incurred in connection with this amendment, inclusive of $1.3 million relating to the revolving credit facility. All obligations under the Credit Agreement are guaranteed by the Company and certain of Telesat Canada’s existing subsidiaries (“Guarantors”). The obligations under the Credit Agreement and the guarantees of those obligations are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. If the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount, the Credit Agreement requires Telesat Canada to comply with a first lien net leverage ratio of 5.75:1.00, tested quarterly, and failure to comply will result in an event of default. The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents. As at December 31, 2021, the leverage ratio was 5.70:1.00, which is more than the maximum test ratio of 4.50:1.00 (December 31, 2020 — 4.44:1.00, which was less than the maximum test ratio of 4.50:1.00).On December 6, 2019, Telesat Canada issued, through private placement, US$400 million of Senior Secured Notes, at an interest rate of 4.875%, which mature in June 2027. Debt issue costs of $6.6 million were incurred in connection with the issuance of the Senior Secured Notes. The Senior Secured Notes are guaranteed by the Company and certain Guarantors. The Senior Secured Notes are governed by the Senior Secured Notes Indenture. The obligations under the Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.On April 27, 2021, Telesat Canada, as issuer, and Telesat LLC, as co-issuer, issued US$500 million in aggregate principal amount of 2026 Senior Secured Notes maturing on December 6, 2026. Debt issue costs of $6.8 million were incurred in connection with the issuance of the 2026 Senior Secured Notes. The 2026 Senior Secured Notes are guaranteed by the Company and certain Guarantors. The 2026 Senior Secured Notes are governed by the 2026 Senior Secured Notes Indenture. The obligations under the 2026 Senior Secured Notes Indenture are secured, subject to certain exceptions, by first priority liens and security interest in the assets of Telesat Canada and the Guarantors. The 2026 Senior Secured Notes include covenants or terms that restricts the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries.The 2026 Senior Secured Notes bear interest from the issue date, payable on June 1 and December 1 of each year, which commenced on December 1, 2021, to holders of record on the immediately preceding May 15 or November 15, as the case may be.The prepayment options associated with the 2026 Senior Secured Notes were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method.The former senior secured credit facilities were fully repaid on December 6, 2019 from the new amended and restated Credit Agreement in the amount of US$1,908.5 million and the US$400 million Senior Secured Notes. Any unamortized deferred financing costs, interest rate floors, and net gain on repricing/repayment were written off upon repayment of the former senior secured credit facilities.In December 2020, the Company made a US$341.4 million prepayment on the Term Loan B — U.S. Facility. The prepayment was applied to all mandatory future quarterly principal repayments, with the remaining balance of the prepayment being applied towards the principal amount outstanding on maturity. The prepayment resulted in the recognition of a loss of $2.3 million, which was recorded against interest and other income and indebtedness. The loss recorded against the indebtedness is subsequently amortized to interest expense using the effective interest method.(a) The Senior Secured Credit Facilities, which were entered into on December 6, 2019, are secured by substantially all of Telesat Canada’s assets. The Credit Agreement requires Telesat Canada and the Guarantors to comply with a First Lien Net Leverage Ratio if the Revolving Credit Facility is drawn by more than 35% of the Credit Facility amount. As at December 31, 2021 and 2020, Telesat Canada was in compliance with this covenant.The Senior Secured Credit Facilities, have two tranches which are described below:(i) A Revolving Credit Facility (“Revolving Facility”) of up to $200.0 million U.S. dollars (or Canadian dollar equivalent) is available to Telesat Canada maturing in December 2024. This Revolving Facility is available to be drawn at any time in U.S. funds or Canadian dollar equivalent funds. Loans under the Revolving Facility bear interest at a floating interest rate. For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.(ii) The U.S. TLB Facility is a US$1,908.5 million facility maturing in December 2026. The borrowings under the U.S. TLB Facility bear interest at a floating rate of either: (i) LIBOR as periodically determined for interest rate periods selected by Telesat Canada in accordance with the terms of the Senior Secured Credit Facilities, plus an applicable margin of 2.75%; or (ii) Alternative Base Rate as determined in accordance with the terms of the Senior Secured Credit Facilities plus an applicable margin of 1.75%. The mandatory principal repayment is equal to 0.25% of the original aggregate principal amount, payable on the last day of each quarter, commencing on March 31, 2020. As a result of the prepayment made in December 2020, mandatory quarterly principal repayments are no longer be required. The weighted average effective interest rate for the year ended December 31, 2021 was 2.96% (December 31, 2020 — 3.63%).(b) The Senior Notes bear interest at an annual rate of 6.5% with interest payments payable in April and October, annually, which commenced in April 2020. The Senior Notes are due in October 2027 and were entered into on October 11, 2019. The total balance of the Senior Notes is US$550.0 million. The Senior Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 6.27%.(c) The Senior Secured Notes bear interest at an annual rate of 4.875% with interest payable on June 1 and December 1, annually, which commenced in June 2020. The Senior Secured Notes are due in June 2027 and were entered into on December 6, 2019. The total balance of the Senior Secured Notes is US$400.0 million. The Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The Senior Secured Notes include covenants or terms that restrict the Company’s ability to, among other things: (i) incur or guarantee additional indebtedness, or issue disqualified stock or preferred shares, (ii) incur liens, (iii) pay dividends, or make certain restricted payments or investments, (iv) enter into certain transactions with affiliates, (v) modify or cancel satellite insurance, (vi) consolidate, merge, sell or otherwise dispose of substantially all assets, (vii) create restrictions on the ability to pay dividends, make loans, and sell assets, and (viii) designate subsidiaries as unrestricted subsidiaries. The weighted average effective interest rate for the year ended December 31, 2021 and 2020 was 4.76%.(d) The 2026 Senior Secured Notes bear interest at an annual rate of 5.625% with interest payable on June 1 and December 1, which commenced in December 2021. The 2026 Senior Secured Notes are due in December 2026 and were entered into on April 27, 2021. The total balance of the 2026 Senior Secured Notes is US$500.0 million. The 2026 Senior Secured Notes are secured, subject to certain exceptions, by the assets of Telesat Canada and the Guarantors. The indenture governing the 2026 Senior Secured Notes includes covenants and terms that restrict Telesat Canada’s ability to, among other things, incur additional indebtedness, incur liens, pay dividends or make certain other restricted payments, investments or acquisitions, enter into certain transactions with affiliates, modify or cancel its satellite insurance, effect mergers with another entity, and redeem the 2026 Senior Secured Notes, without penalty, before December 6, 2022, in each case subject to exceptions provided in such indenture. The weighted average effective interest rate for the 249-day period ended December 31, 2021 was 5.79%.(e) The Senior Secured Credit Facilities, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes included the following deferred financing costs and prepayment options:(i) The U.S. TLB Facility, Senior Notes, Senior Secured Notes and 2026 Senior Secured Notes were presented on the balance sheet net of related deferred financing costs of $27.4 million as at December 31, 2021 (December 31, 2020 — $24.9 million). The deferred financing costs are amortized using the effective interest method.(ii) The U.S. TLB Facility was presented on the balance sheet net of the loss on repayment of $1.9 million as at December 31, 2021 (December 31, 2020 — $2.3 million).(iii) The indenture agreement for the Senior Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at October 11, 2019, of the prepayment option related to the Senior Notes was a $17.8 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $13.7 million as at December 31, 2021 (December 31, 2020 — $15.7 million).(iv) The indenture agreement for the Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at December 6, 2019, of the prepayment option related to the Senior Secured Notes was a $10.6 million increase to the indebtedness. This liability is subsequently amortized using the effective interest method and had a carrying amount of $8.0 million as at December 31, 2021 (December 31, 2020 — $9.3 million).(v) The indenture agreement for the 2026 Senior Secured Notes contained provisions for certain prepayment options which were fair valued at the time of debt issuance. The initial fair value impact, as at April 27, 2021, of the prepayment option related to the 2026 Senior Secured Notes was a $1.9 million increase to the indebtedness.
Borrowings amount												$ 1,908.5
Deferred financing costs								$ 27.4		$ 24.9
Net Loss on repayment								$ 1.9		2.3
Term Loan B - U.S. Facility [Member]
Indebtedness (Details) [Line Items]
Prepayment of term loan										$ 341.4
Prepayment loss									$ 2,300
Revolving Credits Facility [Member]
Indebtedness (Details) [Line Items]
Net leverage ratio							35.00%	35.00%
Credit Facility							$ 200,000
Revolving Credits Facility [Member] | Former Senior Secured Credit Facilities [Member]
Indebtedness (Details) [Line Items]
Former senior secured credit facilities, description							For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.	For Canadian Prime Rate and Alternative Base Rate (“ABR”) loans, an applicable margin ranging from 0.75% to 1.25% is applied to the Prime Rate and ABR as these interest rates are defined in the Senior Credit Facilities. For Bankers Acceptance (“BA”) Loans and Eurodollar Loans, an applicable margin ranging from 1.75% to 2.25% is applied to either the BA interest rate or LIBOR. The rates on the Revolving Facility vary depending upon the results of the first lien leverage ratio. The Revolving Facility has an unused commitment fee that ranges from 25.0 to 37.5 basis points per annum, depending upon the result of the total leverage ratio. As at December 31, 2021, other than $0.2 million (December 31, 2020 — $0.2 million) in drawings related to letters of credit, there were no borrowings under this facility.
Credit Agreement [Member]
Indebtedness (Details) [Line Items]
Debt issue costs		$ 16,000
Senior secured credit facilities														1,908.5
Revolving credit borrowings														$ 200.0
Revolving credit facility		$ 1,300
Interest rate on borrowing		35.00%												35.00%
Credit agreement description		The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents.	The Credit Agreement contains total leverage ratio covenants that restrict, with certain exceptions, the ability of Telesat Canada and the Guarantors to take specified actions, including, among other things and subject to certain significant exceptions: creating liens, incurring indebtedness, making investments, engaging in mergers, selling property, paying dividends, entering into sale-leaseback transactions, creating subsidiaries, repaying subordinated debt or amending organizational documents.